Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Barclays Capital Inc., Barclays Capital Real Estate Inc., Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A., Morgan Stanley Mortgage Capital Holdings LLC, Natixis Securities Americas LLC, Natixis Real Estate Capital LLC, UBS Securities LLC, and UBS AG, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the SCG Trust 2025-SNIP, Commercial Mortgage Pass-Through Certificates, Series 2025-SNIP securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 55 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of September 25, 2025.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on August 29, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2025-SNIP Accounting Tape Final.xlsx (provided on August 29, 2025).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
•	The phrase “Ground Lease” refers to the draft or signed ground lease agreement, abstract or exhibit thereof.
•	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.
•	The phrase “Management Agreement” refers to a signed or draft management agreement and any amendments, assignments, assumptions or non-disturbance agreements thereof.
•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From August 19, 2025 through August 29, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

August 29, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

SCG Trust 2025-SNIP	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	None - Company Provided	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Underwriting File	None
15	Flood Zone	Engineering Report; Appraisal Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	SF	Underwriting File	None
19	Loan Per SF ($)	Recalculation	None
20	Mortgage Loan Original Balance ($)	Loan Agreement	None
21	Mortgage Loan Cut-off Date Balance ($)	Recalculation	None
22	Allocated Mortgage Loan Amount ($)	Loan Agreement	None
23	% of Initial Loan Balance	Recalculation	None
24	Pari Passu Split (Y/N)	Loan Agreement	None
25	Mortgage Loan Rate (%)	Recalculation	None
26	Administrative Fee Rate (%)	Fee Schedule	None
27	Net Mortgage Loan Rate	Recalculation	None
28	Mortgage Loan Interest Rate (At SOFR Cap)	Recalculation	None
29	Margin	None - Company Provided	None
30	Mortgage Loan Index	Loan Agreement	None
31	Assumed SOFR	None - Company Provided	None
32	SOFR Rounding Methodology	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

SCG Trust 2025-SNIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
33	Float Rate Change Frequency (Mos)	Loan Agreement	None
34	SOFR Floor	Loan Agreement	None
35	SOFR Strike Cap	None - Company Provided	None
36	Extension Term Strike Rate	Loan Agreement	None
37	SOFR Cap Expiration	None - Company Provided	None
38	SOFR Cap Counterparty	None - Company Provided	None
39	SOFR Cap Counterparty Rating (S&P / MIS / FITCH)	None - Company Provided	None
40	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Recalculation	None
41	Mortgage Loan NOI DSCR at SOFR Cap	Recalculation	None
42	SOFR Lookback Days	Loan Agreement	None
43	Extension Options (Y/N)	Loan Agreement	None
44	Extension Options (#/Mos)	Loan Agreement	None
45	Extension Spread Increase Description	Loan Agreement	None
46	First Extension Fee	Loan Agreement	None
47	Second Extension Fee	Loan Agreement	None
48	Third Extension Fee	Loan Agreement	None
49	Fully Extended Original Term	Recalculation	None
50	Fully Extended Remaining Term	Recalculation	None
51	Fully Extended Maturity Date	Loan Agreement	None
52	Fully Extended Amortization Term	Not Applicable*	None
53	Mortgage Loan Monthly Payment ($)	Recalculation	None
54	Mortgage Loan Annual Debt Service ($)	Recalculation	None
55	Interest Accrual Method	Loan Agreement	None
56	Interest Accrual Period	Loan Agreement	None
57	Origination Date	Loan Agreement	None
58	First Due Date	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

SCG Trust 2025-SNIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
59	Last IO Due Date	Loan Agreement	None
60	First P&I Due Date	Loan Agreement	None
61	Due Date	Loan Agreement	None
62	Grace Period- Late Fee	Loan Agreement	None
63	Grace Period- Default	Loan Agreement	None
64	Amortization Type	Loan Agreement	None
65	Original Interest-Only Period (Mos.)	Recalculation	None
66	Remaining Interest-Only Period (Mos.)	Recalculation	None
67	Original Term To Maturity (Mos.)	Recalculation	None
68	Remaining Term To Maturity (Mos.)	Recalculation	None
69	Original Amortization Term (Mos.)	Not Applicable*	None
70	Remaining Amortization Term (Mos.)	Not Applicable*	None
71	Seasoning	Recalculation	None
72	Maturity Date	Loan Agreement	None
73	Mortgage Loan Balloon Balance ($)	Recalculation	None
74	Lockbox	Loan Agreement	None
75	Cash Management	Loan Agreement	None
76	Cash Management Triggers	Loan Agreement	None
77	Performance Test Trigger Level	Loan Agreement	None
78	Cross-Collateralized (Y/N)	Not Applicable*	None
79	Crossed Group	Not Applicable*	None
80	Lockout Period	Not Applicable*	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

SCG Trust 2025-SNIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
81	Lockout Expiration Date	Not Applicable*	None
82	Prepayment Begin Date	Loan Agreement	None
83	Prepayment End Date	Loan Agreement	None
84	Open Period Begin Date	Loan Agreement	None
85	Open Period (Payments)	Recalculation	None
86	Prepayment Type	Loan Agreement	None
87	Prepayment Provision	Loan Agreement	None
88	Partially Prepayable without Penalty	Loan Agreement	None
89	Partially Prepayable without Penalty Description	Loan Agreement	None
90	Partial Collateral Release Description	Loan Agreement	None
91	Yield Maintenance Index	Not Applicable*	None
92	Yield Maintenance Discount	Not Applicable*	None
93	Yield Maintenance Margin	Not Applicable*	None
94	Yield Maintenance Calculation Method	Not Applicable*	None
95	Day of Month Prepayment Permitted	Loan Agreement	None
96	Due on Sale	Loan Agreement	None
97	Due on Encumbrance	Loan Agreement	None
98	Other Subordinate Debt Balance ($)	Not Applicable*	None
99	Other Subordinate Debt Type	Not Applicable*	None
100	Future Debt Allowed?	Loan Agreement	None
101	Mortgage Assumable?	Loan Agreement	None
102	Assumption Fee	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

SCG Trust 2025-SNIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
103	Appraiser Designation	Appraisal Report	None
104	Appraisal FIRREA (Y/N)	Appraisal Report	None
105	As-Is Appraisal Date	Appraisal Report	None
106	As-Is Appraised Value ($)	Appraisal Report	None
107	As-Stabilized Appraisal Date	Appraisal Report	None
108	As-Stabilized Appraised Value ($)	Appraisal Report	None
109	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
110	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
111	Single Tenant (Y/N)	Underwriting File	None
112	Engineering Report Date	Engineering Report	None
113	Environmental Phase I Report Date	Environmental Report	None
114	Environmental Phase II	Environmental Report	None
115	Environmental Phase II Report Date	Environmental Report	None
116	PML or SEL (%)	Seismic Report	None
117	Seismic Report Date	Seismic Report	None
118	Earthquake Insurance Required (Y/N)	Loan Agreement	None
119	Terrorism Insurance Required (Y/N)	Loan Agreement	None
120	Environmental Insurance Required (Y/N)	Loan Agreement; Insurance Summary	None
121	Blanket Insurance Policy (Y/N)	Insurance Summary	None
122	Lien Position	None - Company Provided	None
123	Ownership Interest	None - Company Provided	None
124	Condominium Present?	Loan Agreement	None
125	Ground Lease (Y/N)	Ground Lease	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

SCG Trust 2025-SNIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
126	Annual Ground Lease Payment ($)	Ground Lease	None
127	Ground Lease Expiration Date	Ground Lease	None
128	Ground Lease Extension (Y/N)	Ground Lease	None
129	# of Ground Lease Extension Options	Ground Lease	None
130	Ground Lease Expiration Date after all Extensions	Ground Lease	None
131	2022 EGI Date	Underwriting File	None
132	2022 EGI ($)	Underwriting File	$1.00
133	2022 Expenses ($)	Underwriting File	$1.00
134	2022 NOI ($)	Underwriting File	$1.00
135	2022 NCF ($)	Underwriting File	$1.00
136	2023 EGI Date	Underwriting File	None
137	2023 EGI ($)	Underwriting File	$1.00
138	2023 Expenses ($)	Underwriting File	$1.00
139	2023 NOI ($)	Underwriting File	$1.00
140	2023 NCF ($)	Underwriting File	$1.00
141	2024 EGI Date	Underwriting File	None
142	2024 EGI ($)	Underwriting File	$1.00
143	2024 Expenses ($)	Underwriting File	$1.00
144	2024 NOI ($)	Underwriting File	$1.00
145	2024 NCF ($)	Underwriting File	$1.00
146	Most Recent Date (if past 2024)	Underwriting File	None
147	Most Recent # of months	Underwriting File	None
148	Most Recent Description	Underwriting File	None
149	Most Recent EGI (if past 2024) ($)	Underwriting File	$1.00
150	Most Recent Expenses (if past 2024) ($)	Underwriting File	$1.00
151	Most Recent NOI (if past 2024) ($)	Underwriting File	$1.00
152	Most Recent NCF (if past 2024) ($)	Underwriting File	$1.00
153	Underwritten EGI ($)	Underwriting File	$1.00
154	Underwritten Expenses ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

SCG Trust 2025-SNIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
155	Underwritten Net Operating Income ($)	Underwriting File	$1.00
156	Underwritten NOI DSCR (x)	Recalculation	None
157	Underwritten NOI Debt Yield	Recalculation	None
158	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
159	Underwritten TI / LC ($)	Underwriting File	$1.00
160	Underwritten Other Reserve ($)	Underwriting File	$1.00
161	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
162	Underwritten NCF DSCR (x)	Recalculation	None
163	Underwritten NCF Debt Yield	Recalculation	None
164	Occupancy (%)	Underwriting File	None
165	Occupancy Date	Underwriting File	None
166	Rent Steps Date	Underwriting File	None
167	Largest Tenant by UW Gross Rent	Underwriting File	None
168	Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
169	Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
170	Second Largest Tenant by UW Gross Rent	Underwriting File	None
171	Second Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
172	Second Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
173	Third Largest Tenant by UW Gross Rent	Underwriting File	None
174	Third Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
175	Third Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
176	Fourth Largest Tenant by UW Gross Rent	Underwriting File	None
177	Fourth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
178	Fourth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
179	Fifth Largest Tenant by UW Gross Rent	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

SCG Trust 2025-SNIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
180	Fifth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
181	Fifth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
182	Upfront RE Tax Reserve ($)	None – Company Provided	None
183	Ongoing RE Tax Reserve ($)	None – Company Provided	None
184	Upfront Insurance Reserve ($)	None – Company Provided	None
185	Ongoing Insurance Reserve ($)	None – Company Provided	None
186	Upfront Replacement Reserve ($)	Loan Agreement	None
187	Ongoing Replacement Reserve ($)	Loan Agreement	None
188	Replacement Reserve Caps ($)	Loan Agreement	None
189	Upfront TI/LC Reserve ($)	Loan Agreement	None
190	Ongoing TI/LC Reserve ($)	Loan Agreement	None
191	TI/LC Caps ($)	Loan Agreement	None
192	Upfront Debt Service Reserve ($)	Loan Agreement	None
193	Ongoing Debt Service Reserve ($)	Loan Agreement	None
194	Upfront Deferred Maintenance and Environmental Reserve ($)	Loan Agreement	None
195	Ongoing Deferred Maintenance and Environmental Reserve ($)	Loan Agreement	None
196	Upfront Other Reserve ($)	Loan Agreement	None
197	Ongoing Other Reserve ($)	None – Company Provided	None
198	Other Reserve Description	None – Company Provided	None
199	Letter of Credit?	Loan Agreement	None
200	Letter of Credit Balance ($)	Loan Agreement	None
201	Letter of Credit Description	Loan Agreement	None
202	Release Provisions (Y/N)	Loan Agreement	None
203	Loan Purpose	None - Company Provided	None
204	Borrower Name	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

SCG Trust 2025-SNIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
205	Tenant In Common (Y/N)	Loan Agreement	None
206	Sponsor	Loan Agreement	None
207	Carve-out Guarantor	Guaranty Agreement	None
208	Recourse	Guaranty Agreement	None
209	Single Purpose Borrower (Y/N)	Loan Agreement	None
210	Property Manager	Management Agreement	None
211	Exit Fee	Loan Agreement	None
212	Clear Ceiling Height (ft)	Underwriting File	None
213	# Dock High Doors	Underwriting File	None
214	# of Drive-in Doors	Underwriting File	None
215	Office Build Out %	Underwriting File	None
216	Site Area (Acres)	Appraisal Report	None
217	Total Mezzanine Debt Original Balance ($)	Loan Agreement	None
218	Total Mezzanine Debt Cut-Off Date Balance ($)	Recalculation	None
219	Total Mezzanine Debt Maturity Balance ($)	Recalculation	None
220	Total Mezzanine Margin	None - Company Provided	None
221	Total Mezzanine Rate	Recalculation	None
222	Total Mezzanine Annual Payment ($)	Recalculation	None
223	Total Loan Original Balance ($)	Recalculation	None
224	Total Loan Cut-Off Date Balance ($)	Recalculation	None
225	Total Loan Maturity Balance ($)	Recalculation	None
226	Total Debt Margin	Recalculation	None
227	Total Loan Interest Rate	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

SCG Trust 2025-SNIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
228	Total Loan Annual Payment ($)	Recalculation	None
229	Total Loan LTV	Recalculation	None
230	Total Loan Maturity Date LTV	Recalculation	None
231	Total Loan NOI DSCR	Recalculation	None
232	Total Loan NCF DSCR	Recalculation	None
233	Total Debt Loan NOI Debt Yield	Recalculation	None
234	Total Debt Loan NCF Debt Yield	Recalculation	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

SCG Trust 2025-SNIP	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Source Document (in order of priority)	Tolerance
19	Loan Per SF ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) SF.	None
21	Mortgage Loan Cut-off Date Balance ($)	Set equal to Mortgage Loan Original Balance ($).	None
23	% of Initial Loan Balance	Quotient of (i) Allocated Mortgage Loan Amount ($) and (ii) Mortgage Loan Cut-off Date Balance ($).	None
25	Mortgage Loan Rate (%)	Sum of (i) Assumed SOFR and (ii) Margin.	None
27	Net Mortgage Loan Rate	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%).	None
28	Mortgage Loan Interest Rate (At SOFR Cap)	Sum of (i) SOFR Strike Cap and (ii) Margin.	None
40	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Product of (i) Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Loan Interest Rate (At SOFR Cap) and (iii) the Interest Accrual Method (365/360).	None
41	Mortgage Loan NOI DSCR at SOFR Cap	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service at SOFR Cap ($).	None
49	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.	None
50	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.	None
53	Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.	None
54	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.	None
65	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.	None
66	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.	None
67	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.	None
68	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.	None
71	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.	None
73	Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($).	None
85	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

SCG Trust 2025-SNIP	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Source Document (in order of priority)	Tolerance
109	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Appraised Value ($).	None
110	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Appraised Value ($).	None
156	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).	None
157	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Cut-off Date Balance ($).	None
162	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).	None
163	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance ($).	None
218	Total Mezzanine Debt Cut-Off Date Balance ($)	Set equal to Total Mezzanine Debt Original Balance ($).	None
219	Total Mezzanine Debt Maturity Balance ($)	Set equal to Total Mezzanine Debt Cut-Off Date Balance ($).	None
221	Total Mezzanine Rate	Sum of (i) Assumed SOFR and (ii) Total Mezzanine Margin.	None
222	Total Mezzanine Annual Payment ($)	Product of (i) Total Mezzanine Debt Cut-Off Date Balance ($) and (b) Total Mezzanine Rate and (c) the Interest Accrual Method (365/360).	None
223	Total Loan Original Balance ($)	Sum of (i) Mortgage Loan Original Balance ($) and (ii) Total Mezzanine Debt Original Balance ($).	None
224	Total Loan Cut-Off Date Balance ($)	Sum of (i) Mortgage Loan Cut-Off Date Balance ($) and (ii) Total Mezzanine Debt Cut-Off Date Balance ($).	None
225	Total Loan Maturity Balance ($)	Sum of (i) Mortgage Loan Maturity Balance ($) and (ii) Total Mezzanine Debt Maturity Balance ($).	None
226	Total Debt Margin	Sum of (i) product of (a) quotient of (1) Mortgage Loan Original Balance ($) and (2) Total Loan Original Balance ($) and (b) Margin and (ii) product of (a) quotient of (1) Total Mezzanine Debt Original Balance ($) and (2) Total Loan Original Balance ($) and (b) Total Mezzanine Margin.	None
227	Total Loan Interest Rate	Sum of (i) Assumed SOFR and (ii) Total Debt Margin.	None
228	Total Loan Annual Payment ($)	Sum of (i) Mortgage Loan Annual Debt Service ($) and (ii) Total Mezzanine Annual Payment ($).	None
229	Total Loan LTV	Quotient of (i) Total Loan Cut-Off Date Balance ($) and (ii) As-Is Appraised Value ($).	None
230	Total Loan Maturity Date LTV	Quotient of (i) Total Loan Maturity Balance ($) and (ii) As-Is Appraised Value ($).	None
231	Total Loan NOI DSCR	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Annual Payment ($).	None
232	Total Loan NCF DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Annual Payment ($).	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

SCG Trust 2025-SNIP	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Source Document (in order of priority)	Tolerance
233	Total Debt Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Cut-Off Date Balance ($).	None
234	Total Debt Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Cut-Off Date Balance ($).	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18